Financial Instruments and Fair Value Measurements - Derivatives Not Designated As Hedging Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps	$ (12,403)	$ 23,478
Total	(12,403)	23,478
Gain/(Loss) on interest rate swaps
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps	$ (12,403)	$ 23,478